Land Use Rights (Details) - Schedule of land use rights - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Schedule Of Land Use Rights Abstract
Land use rights, cost	$ 1,748,223	$ 1,719,978
Less: accumulated amortization	(509,915)	(485,342)
Land use rights, net	$ 1,238,308	$ 1,234,636